Share-Based Compensation - Weighted Average Assumptions Used to Estimate Fair Value of Dean Foods Stock Options Grants Issued (Detail) (Stock Options [Member])	12 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2013 Dean Foods Net Investment [Member]	Dec. 31, 2012 Dean Foods Net Investment [Member]	Dec. 31, 2011 Dean Foods Net Investment [Member]	Jun. 30, 2014 WhiteWave Foods [Member]	Jun. 30, 2013 WhiteWave Foods [Member]	Dec. 31, 2013 WhiteWave Foods [Member]	Dec. 31, 2012 WhiteWave Foods [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				28.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum				29.00%
Expected volatility	0.00%	44.00%	41.00%		28.00%	28.00%	28.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option term	0 years	5 years	5 years	6 years	6 years	6 years	6 years
Risk-free rate of return, Minimum	0.00%	0.62%	1.32%	1.82%		1.13%
Risk-free rate of return, Maximum	0.00%	0.89%	2.30%	2.10%		1.66%